STOCKHOLDERS' EQUITY - Summary of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018		Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ 39,070	$ 41,556	$ 95,900			$ 101,647
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		1,438	(627)	(2,914)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		22	107	529
Other Comprehensive Income (Loss), Net of Tax		1,460	(520)	(2,385)
Reclassification of Stranded Tax Effects	[1]			(1,057)
Stockholders' Equity Note, Spinoff Transaction			(50,654)
Tax expense from income taxes related to other comprehensive income (loss) items		(37)	(28)	(149)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		0	0	(51)	$ 17	[2]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		0	68	(74)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0	(1)	7
Other Comprehensive Income (Loss), Net of Tax		0	67	(67)
Reclassification of Stranded Tax Effects	[1]			(1)
Stockholders' Equity Note, Spinoff Transaction	[1]		(16)
Tax expense from income taxes related to other comprehensive income (loss) items		0	(18)	17
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member] | Accounting Standards Update 2016-01 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest					20
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		470	(1,070)	(3,785)	(1,935)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		1,540	(446)	(1,739)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0	(18)	(4)
Other Comprehensive Income (Loss), Net of Tax		1,540	(464)	(1,743)
Reclassification of Stranded Tax Effects	[1]			(107)
Stockholders' Equity Note, Spinoff Transaction	[1]		3,179
Tax expense from income taxes related to other comprehensive income (loss) items		0	(1)	(6)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		(425)	(345)	(8,476)	(6,923)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(102)	(206)	(1,086)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		22	141	460
Other Comprehensive Income (Loss), Net of Tax		(80)	(65)	(626)
Reclassification of Stranded Tax Effects	[1]			(927)
Stockholders' Equity Note, Spinoff Transaction	[1]		8,196
Tax expense from income taxes related to other comprehensive income (loss) items		37	31	152
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity Note, Spinoff Transaction	[1]		139
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		(1)	(1)	(82)	(111)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		0	(43)	(15)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0	(15)	66
Other Comprehensive Income (Loss), Net of Tax		0	(58)	51
Reclassification of Stranded Tax Effects	[1]			(22)
Tax expense from income taxes related to other comprehensive income (loss) items		0	16	(14)
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		44	(1,416)	(12,394)	$ (8,952)		$ (8,972)
Other Comprehensive Income (Loss), Net of Tax		$ 1,460	(520)	$ (2,385)
Stockholders' Equity Note, Spinoff Transaction	[1]		$ 11,498

[1]	Amounts reclassified to retained earnings as a result of the adoption of ASU 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220), Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which was adopted April 1, 2018. The ASU allowed a reclassification from AOCL to retained earnings for stranded tax effects resulting from The Act.
[2]	At January 1, 2018 the balance of "Unrealized gains (losses) on investments" was increased by $20 million to reflect the impact of adoption of ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which was adopted in the first quarter of 2018.